UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2007


                         California Bond Fund



[LOGO OF USAA]
    USAA(R)

                                 USAA CALIFORNIA
                                       BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Distributions to Shareholders                                           16

    Report of Independent Registered Public Accounting Firm                 17

    Portfolio of Investments                                                18

    Notes to Portfolio of Investments                                       25

    Financial Statements                                                    26

    Notes to Financial Statements                                           29

EXPENSE EXAMPLE                                                             40

TRUSTEES' AND OFFICERS' INFORMATION                                         42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                     ALTHOUGH POTENTIAL TAX INCREASES MIGHT
[PHOTO OF CHRISTOPHER W. CLAUS]  MAKE TAX-EXEMPT SECURITIES EVEN MORE DESIRABLE,
                                   SO COULD TWO OTHER FACTORS - INFLATION AND
                                                 INTEREST RATES.

                                                        "
                                                                      April 2007
--------------------------------------------------------------------------------

         Tax-exempt bonds appeal to many investors because they ARE tax exempt. Could they become even more attractive in the months and years ahead? Perhaps so, given the financial challenges facing our federal government and the factors affecting the capital markets.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched our national budget. Scores of baby boomers are approaching their retirement without having saved enough money, putting the Social Security system at risk. The housing market is "adjusting" to lower prices in some areas, and subprime lenders and borrowers are in the news. Meanwhile, U.S. corporations continue to shed pension plans and reduce retirees' medical benefits.

         At some point, the government's funding needs - for the war, Social Security, and Medicare, among other pressing concerns - will require additional revenue. In my opinion, income taxes on individuals and businesses could increase after the 2008 presidential election. After all, the money has to come from somewhere, and taxes may be the government's only option unless it is willing to reduce the budget deficit and make significant cuts to entitlement programs. A hike in taxes on capital gains and dividend payments is also not out of the question.

         Although potential tax increases might make tax-exempt securities even more desirable, so could two other factors - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern, and it is running higher than the Fed's so-called "comfort zone" of 2% or less. If economic growth continues to moderate as the housing

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         market slows, inflation pressures may ease, making it less likely that the Fed will raise short-term interest rates. In recognition of this possibility, the 10-year Treasury should continue trading in a range of 4.5% to 5% over the next 12 months, with other credit markets following suit.

         Under these circumstances, tax-exempt securities could be particularly appealing. Because they offer interest income free from federal and sometimes state taxes, they can potentially provide an attractive return relative to other investments.

         At USAA Investment Management, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar as of March 31, 2007. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that has not been subject to the alternative minimum tax (AMT) for individual taxpayers since the inception of the funds.

         From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       MORNINGSTAR RATINGS(TM)                                     # FUNDS
                     FOR PERIOD ENDING 3/31/2007                                      IN       # FUNDS   # FUNDS
USAA                                                             MORNINGSTAR       OVERALL/       IN        IN
FUND NAME              OVERALL    3-YEAR    5-YEAR    10-YEAR    CATEGORY           3-YEAR      5-YEAR    10-YEAR
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND        * * * *      4         4          4       Muni California     153         138        113
                                                                  Long

FLORIDA TAX-FREE       * * * *      4         4          4       Muni Florida         71          66         61
 INCOME

NEW YORK BOND          * * * *      4         4          5       Muni New York       109          97         81
                                                                  Long

TAX EXEMPT            * * * * *     5         5          5       Muni National       271         260        191
 LONG-TERM                                                        Long

TAX EXEMPT            * * * * *     5         5          5       Muni National       233         198        123
 INTERMEDIATE-TERM                                                Intermediate

TAX EXEMPT             * * * *      4         4          4       Muni National       128          88         56
 SHORT-TERM                                                       Short

VIRGINIA BOND         * * * * *     5         5          5       Muni Single State   325         295        246
                                                                  Intermediate

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]             [PHOTO OF JOHN C. BONNELL]
   ROBERT R. PARISEAU, CFA                   JOHN C. BONNELL, CFA
   USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO MARCH 31, 2007?

         Your tax-exempt USAA California Bond Fund provided a total return of 5.31% versus an average of 5.05% for the 116 funds in the Lipper California Municipal Debt Funds Average. This compares to a 5.43% return for the Lehman Brothers Municipal Bond Index and a 5.31% return for the Lipper California Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.32%, compared to 3.84% for the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         At its August meeting, the Federal Open Market Committee (FOMC) put an end to its string of 17 consecutive rate increases and held the federal funds rate steady at 5.25%. The pause came amid signs of slower economic growth and a weakening housing market. Federal Reserve Board (the Fed) governors also indicated they were prepared to raise or lower rates as necessary based on future economic data.

         Long-term interest rates (which are controlled by the market) declined early in the period in anticipation of the Fed's pause. Despite a few short-lived upticks, they continued to trend downward and were 30 basis points lower in March 2007 than they had been the previous April. As a result, longer-maturity bonds outperformed short-term bonds during the fiscal year.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE CONDITIONS IN THE STATE OF CALIFORNIA?

         California's improving economy and revenue performance continue to bolster the state's credit profile: All three rating agencies upgraded it during the last 12 months. However, California's ratings remained well below those of most other states. We continue to monitor the state's financial exposure to the governor's proposed universal health care plan and recent weakness in its real estate markets.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         The Fund remains fully invested in a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         We invest with an income orientation because over time income usually provides the majority of a bond's total return. Our focus is on 15- to 30-year maturities for new investments, leaning toward those that fit our market outlook and that we believe will provide the optimum balance between higher income and the potential for price volatility.

         During the period, our seasoned municipal analysts helped identify investment opportunities among attractively priced medium-grade securities (rated BBB and A), and we added 25- to 30-year bonds, which increased the Fund's sensitivity to interest rates. The Fund's performance was enhanced by our holdings in mid-grade securities and longer-term, high-grade maturities.

         As always, we sought to maximize the portfolio's after-tax total return. There are times when the Fund may distribute a capital gain - for example, when our bonds are called at a premium by the issuer. In addition, the Fund may realize capital gains if we sell an existing position in favor of another investment that, over a longer period of time, would provide more tax-exempt income.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

         The direction of long-term rates is largely determined by market expectations for inflation and long-term growth. Investors appear confident that the Fed will raise or lower short-term interest rates - based on future economic data - to keep inflation in check and the economy growing. Although the downturn in the housing market remains a wild card for the economic outlook and Fed policy, it has not yet had an adverse effect on consumer spending.

         We believe that by the end of 2007, the Fed may consider lowering the federal funds rate. Regardless of the Fed's timing, we believe that shareholders should remain focused on their investment goals and should expect most of their return to come from the income generated by the Fund.

         We appreciate your trust and continue to work hard on your behalf.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA CALIFORNIA BOND FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
              out of 153 municipal California long-term bond funds
                      for the period ending March 31, 2007:

                                 OVERALL RATING
                                    * * * *

           3-YEAR                    5-YEAR                   10-YEAR
          * * * *                   * * * *                   * * * *
     out of 153 funds           out of 138 funds         out of 113 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND (Ticker Symbol: USCBX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

-------------------------------------------------------------------------------------------
                                                             3/31/07           3/31/06
-------------------------------------------------------------------------------------------
Net Assets                                                $726.0 Million    $694.8 Million
Net Asset Value Per Share                                     $11.04            $11.07
Tax-Exempt Dividends Per Share Last 12 Months                 $0.480            $0.480
Capital Gain Distributions Per Share Last 12 Months           $0.127            $0.048

-----------------------------------------------------------------------------------------
                                                             3/31/07           3/31/06
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                 18.2 Years         17.4 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-----------------------------------------------------------------------------------------
                               30-DAY SEC YIELD* AS OF 3/31/07
-----------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                                   3.64%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2007

-----------------------------------------------------------------------------------------
                   TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS               5.71%          =            4.96%            +           0.75%
5 YEARS                5.56%          =            4.49%            +           1.07%
1 YEAR                 5.31%          =            4.44%            +           0.87%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2007

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN         DIVIDEND RETURN        CHANGE IN SHARE PRICE
                   ------------         ---------------        ---------------------
3/31/1998             12.33%                 5.95%                    6.38%
3/31/1999              6.46%                 5.39%                    1.07%
3/31/2000             -2.91%                 5.15%                   -8.06%
3/31/2001             12.05%                 5.79%                    6.26%
3/31/2002              2.20%                 4.92%                   -2.72%
3/31/2003              9.74%                 4.89%                    4.85%
3/31/2004              5.54%                 4.47%                    1.07%
3/31/2005              3.07%                 4.40%                   -1.33%
3/31/2006              4.34%                 4.36%                   -0.02%
3/31/2007              5.31%                 4.44%                    0.87%

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA California Bond Fund's Dividend Return on Page 9,

and assuming California state tax rates of:   8.00%       9.30%       9.30%      9.30%
and assuming marginal federal tax rates of:  25.00%      28.00%      33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                4.96%                 7.19%       7.60%       8.16%      8.41%
5 Years                 4.49%                 6.51%       6.88%       7.39%      7.62%
1 Year                  4.44%                 6.43%       6.80%       7.31%      7.53%

To match the USAA California Bond Fund's closing 30-day SEC Yield of 3.64%,

A FULLY TAXABLE INVESTMENT MUST PAY:          5.28%       5.57%       5.99%      6.17%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS MUNICIPAL    USAA CALIFORNIA    LIPPER CALIFORNIA MUNICIPAL
                        BOND INDEX              BOND FUND             DEBT FUNDS INDEX
                -------------------------    ---------------    ---------------------------
03/31/97               $10,000.00               $10,000.00             $10,000.00
04/30/97                10,083.81                10,086.14              10,091.39
05/31/97                10,235.59                10,256.87              10,245.65
06/30/97                10,344.62                10,373.65              10,354.88
07/31/97                10,631.12                10,673.18              10,673.67
08/31/97                10,531.46                10,602.10              10,558.82
09/30/97                10,656.34                10,751.07              10,702.34
10/31/97                10,725.02                10,829.11              10,765.44
11/30/97                10,788.18                10,904.30              10,830.53
12/31/97                10,945.48                11,094.90              11,002.84
01/31/98                11,058.36                11,212.39              11,110.71
02/28/98                11,061.72                11,211.53              11,108.65
03/31/98                11,071.56                11,233.33              11,111.25
04/30/98                11,021.61                11,152.38              11,038.71
05/31/98                11,195.96                11,350.58              11,226.63
06/30/98                11,240.15                11,413.96              11,272.58
07/31/98                11,268.25                11,444.01              11,295.32
08/31/98                11,442.36                11,678.72              11,487.26
09/30/98                11,585.01                11,842.16              11,660.28
10/31/98                11,584.77                11,787.74              11,620.28
11/30/98                11,625.36                11,850.12              11,672.60
12/31/98                11,654.66                11,859.24              11,679.87
01/31/99                11,793.23                12,001.17              11,809.58
02/28/99                11,741.83                11,946.37              11,751.19
03/31/99                11,757.92                11,958.96              11,773.15
04/30/99                11,787.22                11,967.77              11,790.49
05/31/99                11,719.02                11,875.92              11,697.52
06/30/99                11,550.43                11,654.54              11,505.80
07/31/99                11,592.46                11,661.76              11,528.05
08/31/99                11,499.52                11,510.54              11,384.66
09/30/99                11,504.32                11,486.46              11,376.82
10/31/99                11,379.68                11,230.86              11,179.45
11/30/99                11,500.72                11,318.71              11,292.16
12/31/99                11,414.98                11,239.65              11,173.29
01/31/00                11,365.27                11,160.16              11,094.47
02/29/00                11,497.36                11,345.80              11,275.74
03/31/00                11,748.56                11,610.55              11,565.08
04/30/00                11,679.15                11,526.17              11,459.97
05/31/00                11,618.39                11,482.80              11,403.00
06/30/00                11,926.27                11,841.53              11,732.06
07/31/00                12,092.22                12,043.25              11,920.98
08/31/00                12,278.58                12,279.84              12,179.28
09/30/00                12,214.70                12,217.87              12,103.95
10/31/00                12,347.98                12,353.80              12,214.71
11/30/00                12,441.40                12,465.70              12,304.67
12/31/00                12,748.80                12,852.66              12,620.89
01/31/01                12,875.12                12,828.87              12,674.35
02/28/01                12,915.95                12,883.14              12,715.29
03/31/01                13,031.70                13,006.35              12,797.76
04/30/01                12,890.49                12,686.67              12,546.56
05/31/01                13,029.30                12,823.04              12,701.56
06/30/01                13,116.47                12,898.41              12,782.70
07/31/01                13,310.76                13,145.83              12,994.29
08/31/01                13,530.02                13,510.49              13,326.94
09/30/01                13,484.63                13,415.74              13,244.36
10/31/01                13,645.29                13,532.63              13,384.07
11/30/01                13,530.26                13,431.16              13,263.74
12/31/01                13,402.26                13,275.12              13,113.92
01/31/02                13,634.73                13,423.67              13,296.15
02/28/02                13,798.99                13,574.72              13,442.43
03/31/02                13,528.58                13,294.75              13,134.73
04/30/02                13,792.99                13,508.58              13,365.41
05/31/02                13,876.80                13,590.07              13,466.20
06/30/02                14,023.54                13,689.61              13,570.73
07/31/02                14,203.89                13,843.52              13,723.62
08/31/02                14,374.64                14,077.25              13,918.11
09/30/02                14,689.48                14,480.43              14,290.02
10/31/02                14,445.97                14,064.83              13,905.83
11/30/02                14,385.93                14,030.65              13,867.32
12/31/02                14,689.48                14,377.46              14,160.03
01/31/03                14,652.26                14,279.01              14,041.15
02/28/03                14,857.11                14,564.74              14,257.18
03/31/03                14,866.00                14,575.98              14,247.03
04/30/03                14,964.22                14,733.00              14,366.94
05/31/03                15,314.60                15,126.45              14,718.93
06/30/03                15,249.52                14,943.71              14,600.81
07/31/03                14,715.90                14,306.32              14,044.05
08/31/03                14,825.65                14,480.06              14,137.74
09/30/03                15,261.53                14,863.23              14,544.58
10/31/03                15,184.68                14,801.42              14,504.09
11/30/03                15,342.94                15,012.92              14,684.45
12/31/03                15,469.98                15,139.48              14,806.95
01/31/04                15,558.60                15,167.25              14,876.80
02/29/04                15,792.75                15,463.95              15,136.08
03/31/04                15,737.75                15,383.36              15,047.45
04/30/04                15,365.04                14,980.11              14,680.13
05/31/04                15,309.32                14,923.04              14,622.22
06/30/04                15,365.04                14,992.80              14,691.60
07/31/04                15,567.24                15,201.34              14,882.31
08/31/04                15,879.20                15,490.01              15,179.69
09/30/04                15,963.50                15,615.69              15,273.88
10/31/04                16,100.87                15,769.38              15,409.28
11/30/04                15,968.06                15,602.61              15,290.33
12/31/04                16,163.07                15,871.47              15,491.20
01/31/05                16,314.12                16,037.56              15,669.59
02/28/05                16,259.85                15,982.22              15,617.43
03/31/05                16,157.30                15,855.08              15,516.36
04/30/05                16,412.11                16,114.26              15,775.65
05/31/05                16,528.10                16,227.14              15,896.85
06/30/05                16,630.64                16,342.33              16,001.07
07/31/05                16,555.48                16,284.14              15,939.81
08/31/05                16,722.62                16,443.04              16,118.66
09/30/05                16,609.99                16,345.37              15,999.45
10/31/05                16,509.13                16,239.04              15,901.59
11/30/05                16,588.38                16,311.58              15,966.49
12/31/05                16,731.03                16,473.89              16,125.34
01/31/06                16,776.17                16,499.44              16,168.78
02/28/06                16,888.81                16,663.03              16,298.29
03/31/06                16,772.33                16,547.90              16,199.39
04/30/06                16,766.57                16,499.15              16,169.41
05/31/06                16,841.26                16,574.39              16,259.34
06/30/06                16,777.86                16,503.55              16,187.94
07/31/06                16,977.42                16,696.22              16,383.81
08/31/06                17,229.35                16,969.42              16,634.85
09/30/06                17,349.18                17,078.34              16,741.46
10/31/06                17,457.97                17,212.58              16,856.29
11/30/06                17,603.50                17,397.09              17,001.88
12/31/06                17,541.30                17,318.78              16,932.63
01/31/07                17,496.40                17,267.10              16,903.48
02/28/07                17,726.94                17,501.94              17,110.09
03/31/07                17,683.24                17,425.00              17,059.10

                                  [END CHART]

              DATA FROM 3/31/97 THROUGH 3/31/07.

REFER TO NEXT PAGE FOR BENCHMARK DEFINITIONS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

      o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

      o The Lipper California Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category that limit their assets to those securities exempt from taxation in the state of California.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON
                       ----------------------------------

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                        USAA CALIFORNIA               LIPPER CALIFORNIA MUNICIPAL
                           BOND FUND                       DEBT FUNDS AVERAGE
                        ---------------               ---------------------------
3/31/1998                    5.36%                              4.77%
3/31/1999                    5.20                               4.51
3/31/2000                    5.54                               4.80
3/31/2001                    5.15                               4.57
3/31/2002                    4.94                               4.52
3/31/2003                    4.51                               4.25
3/31/2004                    4.33                               4.09
3/31/2005                    4.37                               4.04
3/31/2006                    4.32                               3.92
3/31/2007                    4.32                               3.84

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/98 TO 3/31/07.

         THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL CALIFORNIA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
------------------------------------------------------

Escrowed Bonds                                   16.7%

Hospital                                         16.0%

General Obligation                               14.2%

Special Assessment/Tax/Fee                       10.9%

Real Estate Tax/Fee                               7.1%

Water/Sewer Utility                               6.9%

Appropriated Debt                                 5.6%

Nursing/CCRC                                      5.3%

Electric/Gas Utilities                            4.6%

Multifamily Housing                               4.2%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-24.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    PORTFOLIO RATINGS MIX
                           3/31/07

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       51%
AA                                                        14%
A                                                         27%
BBB                                                        6%
Securities with Short-Term Investment-Grade Ratings        2%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA BOND FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2007, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $8,039,000 as long-term capital gains for the fiscal year ended March 31, 2007.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA CALIFORNIA BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA California Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA California Bond Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2007

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the California
                     Health Insurance Construction Loan Insurance Program or California State GO.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         CCD         Community College District
         COP         Certificate of Participation
         CP          Commercial Paper
         ETM         Escrowed to final maturity
         GO          General Obligation
         MFH         Multifamily Housing
         PRE         Prerefunded to a date prior to maturity
         PUTTER      Puttable Tax-Exempt Receipts
         RB          Revenue Bond
         SAVRS       Select Auction Variable Rate Securities
         USD         Unified School District

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.5%)

             CALIFORNIA (95.0%)
  $ 4,500    Antelope Valley Healthcare District RB,
                Series 1997B (INS)                                       5.20%         1/01/2027           $  4,631
    6,985    Arcadia USD GO, Series 2006A (INS)                          4.88(a)       8/01/2028              2,516
   16,700    Association of Bay Area Governments
                Finance Auth. COP, Series 1999 (INS)(b)                  6.20         11/01/2029             17,702
   17,520    Association of Bay Area Governments
                Water and Wastewater RB,
                Series 2006A (INS)                                       4.75          3/01/2036             17,873
             Baldwin Park USD Election of 2002 GO,
    6,100       Series 2006 (INS)                                        5.00(a)       8/01/2031              1,871
    6,375       Series 2006 (INS)                                        5.01(a)       8/01/2032              1,858
             Chabot-Las Positas CCD GO,
   14,595       Series 2006C (INS)                                       5.06(a)       8/01/2034              3,823
   10,000       Series 2006C (INS)                                       5.07(a)       8/01/2035              2,490
   12,605    Coast CCD Election of 2002 GO,
                Series 2006C (INS)                                       5.48(a)       8/01/2034              3,067
    5,000    Coronado Community Development Agency
                Tax Allocation Bonds,
                Series 2000 (INS)(PRE)                                   5.60          9/01/2030              5,423
             Educational Facilities Auth. RB,
    4,140       Series 2000 (Univ. of the Pacific) (INS)(PRE)            5.75         11/01/2030              4,451
    1,860       Series 2000 (Univ. of the Pacific) (INS)                 5.75         11/01/2030              1,985
    8,000       Series N (Stanford Univ.)                                5.20         12/01/2027              8,147
    5,945    Escondido COP, Series 2000A (INS)                           5.75          9/01/2030              6,360
    2,000    Fontana USD GO, Series 1990D (INS)                          5.75          5/01/2022              2,118
    1,500    Fresno Airport RB, Series 2000A (INS)                       5.50          7/01/2030              1,587
   17,000    Golden State Tobacco Securitization RB,
                Series 2007A-1                                           5.00          6/01/2033             16,827
             Golden State Tobacco Securitization
                RB (State Appropriation Enhanced),
   12,000       Series 2003B (PRE)                                       5.50          6/01/2033             13,172
   10,000       Series 2005A (INS)                                       5.00          6/01/2035             10,530
   18,000       Series 2005A, 4.55%, 6/01/2010 (INS)                     4.57(c)       6/01/2022             15,869
             Health Facilities Financing Auth. RB,
    1,000       Series 1997A (Sunny View) (NBGA)                         5.50          1/01/2019              1,021
    2,200       Series 2004A (Marshall Medical
                Center) (NBGA)                                           5.00         11/01/2024              2,288
    2,000       Series 2004A (Marshall Medical
                Center) (NBGA)                                           5.00         11/01/2029              2,069

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $16,510       Series 2005 (Cedars Sinai Medical Center)                5.00%        11/15/2034           $ 17,124
   10,155       Series 2006 (Nevada Methodist
                Homes) (NBGA)                                            5.00          7/01/2036             10,547
    6,000       Series 2006A (Kaiser Permanente)                         5.25          4/01/2039              6,328
             Hollister Joint Powers Financing Auth. RB,
    2,025       Series 1993 (INS)(PRE)                                   5.90         12/01/2023              2,033
    2,155       Series 1993 (INS)                                        5.90         12/01/2023              2,163
    3,000    Housing Finance Agency MFH RB,
                Series 1996A (INS)                                       6.05          8/01/2027              3,068
             Infrastructure and Economic Development
                Bank RB,
    1,000       Series 2000 (Scripps Research Institute)                 5.63          7/01/2020              1,027
    1,250       Series 2000 (Scripps Research Institute)                 5.75          7/01/2030              1,286
    5,000    Irvine USD Financing Auth. Special Tax RB,
                Series 2005A (INS)                                       5.00          9/01/2038              5,250
   20,700    Los Angeles Department of Water and Power
                RB, Series 2003A, Subseries A-2(b)                       5.00          7/01/2030             21,595
    1,000    Los Banos Redevelopment Agency Tax
                Allocation Bonds, Series 2006 (INS)                      5.00          9/01/2036              1,036
    7,070    Marina Coast Water District COP,
                Series 2006 (INS)                                        5.00          6/01/2037              7,472
             Menlo Park Community Development Agency
                Tax Allocation Bonds,
    2,500       Series 2000 (INS)(PRE)                                   5.45          6/01/2021              2,689
    6,390       Series 2000 (INS)(PRE)                                   5.50          6/01/2025              6,883
             Municipal Finance Auth. RB,
    1,405       Series 2006 (INS)                                        5.00          6/01/2031              1,464
    1,000       Series 2006 (INS)                                        5.00          6/01/2036              1,041
             Norwalk Redevelopment Agency Tax
                Allocation Refunding Bonds,
    5,000       Series 2005A (INS)                                       5.00         10/01/2030              5,271
    3,500       Series 2005A (INS)                                       5.00         10/01/2035              3,682
   15,200    Oakland USD GO, Series 2000F (INS)                          5.50          8/01/2024             16,031
             Poway Redevelopment Agency Tax
                Allocation Refunding Bonds,
    4,030       Series 2000 (INS)(PRE)                                   5.75          6/15/2033              4,413
      970       Series 2000 (INS)                                        5.75          6/15/2033              1,053
   10,000    Riverside County Public Financing Auth. Tax
                Allocation RB, Series 2006A (INS)                        4.75         10/01/2035             10,273
    7,030    Sacramento City Financing Auth. RB,
                Series 2006A (INS)                                       5.00         12/01/2036              7,447

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $20,225    Sacramento County Sanitation District
                Finance Auth. RB, Series 2000 (INS)(PRE)                 5.63%        12/01/2030           $ 21,866
   10,990    Sacramento Municipal Utility District
                Financing Auth. RB, Series 2006 (INS)                    4.75          7/01/2025             11,393
             San Bernardino County Redevelopment
                Agency Tax Allocation Bonds,
   12,805       Series 2005A (San Sevaine Redevelopment
                Project) (INS)(b)                                        5.00          9/01/2030             13,308
   11,340       Series 2005A (San Sevaine Redevelopment
                Project) (INS)                                           5.00          9/01/2035             11,762
    1,110    San Diego County COP, Series 2006                           5.00          9/01/2023              1,156
    8,000    San Francisco Bay Area Rapid Transit RB,
                Series 1999 (INS)(PRE)                                   5.50          7/01/2029              8,420
             San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)(PRE)                          5.63          5/01/2025              3,415
    8,845       2nd Series-Issue 24B (INS)(PRE)                          5.63          5/01/2030              9,468
    5,000    San Francisco City and County Redevelopment
                Financing Auth. RB, Series 2006B (INS)                   4.88          8/01/2036              5,078
             San Jose GO,
    2,365       Series 2001 (Library & Parks Project) (INS)              5.10          9/01/2020              2,500
    2,000       Series 2001 (Library & Parks Project) (INS)              5.10          9/01/2021              2,114
    4,540    San Jose MFH RB, Series 1992A                               4.95          4/01/2012              4,632
    5,000    San Jose Redevelopment Agency Tax
                Allocation Refunding Bonds,
                Series 2006C (INS)                                       4.45          8/01/2032              4,895
   14,000    Santa Ana USD GO, Series 2000 (INS)                         5.70          8/01/2029             14,951
   11,215    Santa Clara Valley Water District COP,
                Series 2000A (INS)(PRE)                                  5.63          2/01/2025             11,840
             Solano CCD Election of 2002 GO,
    9,645       Series B (2006) (INS)                                    4.96(a)       8/01/2028              3,419
    9,735       Series B (2006) (INS)                                    5.00(a)       8/01/2030              3,106
   10,000    South Orange County Public Financing Auth.
                Special Tax RB, Series 2005A (INS)                       5.00          8/15/2032             10,559
             State GO,
    6,470       Series 1999 (INS)(PRE)                                   5.88         10/01/2026              6,900
      790       Series 1999 (INS)(PRE)                                   5.88         10/01/2026                843
    2,740       Series 1999 (INS)(PRE)                                   5.88         10/01/2026              2,902
   27,825       Series 2000 (INS)(PRE)                                   5.75          3/01/2030             29,760
    5,450       Series 2003                                              5.00          2/01/2032              5,661
    6,770       Series 2005                                              5.00          3/01/2032              7,120
    5,000       Series 2006                                              4.50         10/01/2036              4,924
    6,000       Series 2007(d)                                           4.50          8/01/2027              5,956

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             State Public Works Board Lease RB,
  $ 6,500       Series 2004F                                             5.00%        11/01/2029           $  6,781
    2,400       Series 2005A                                             5.25          6/01/2024              2,580
    2,500       Series 2005A                                             5.25          6/01/2025              2,684
    7,900       Series 2005A                                             5.25          6/01/2030              8,415
    5,470       Series 2006A                                             5.00          4/01/2031              5,726
    6,875       Series 2006C                                             5.00          4/01/2031              7,197
    5,705       Series 2006D                                             5.00          4/01/2031              5,972
   10,000    State Veterans GO, Series CC (NBGA)                         4.50         12/01/2037              9,844
             Statewide Communities Development Auth. RB,
   17,500       Series 2001C (Kaiser Permanente)                         5.25          8/01/2031             18,539
    8,000       Series 2002A (Kaiser Permanente)                         5.50         11/01/2032              8,392
    5,000       Series 2002A (Univ. Irvine Apt.) (INS)                   5.50          8/01/2022              5,288
   17,000       Series 2005A (Sutter Health)                             5.00         11/15/2043             17,658
    5,115       Series 2006 (CHF-Irvine, UCI East)                       5.00          5/15/2031              5,347
    3,370       Series 2006 (CHF-Irvine, UCI East)                       5.00          5/15/2032              3,515
    9,000       Series 2006 (CHF-Irvine, UCI East)                       5.00          5/15/2038              9,368
    2,225       Series 2007A (Hollenbeck Palms/Magnolia
                Court) (INS)                                             4.50          2/01/2027              2,186
    5,000       Series 2007A (Hollenbeck Palms/Magnolia
                Court) (INS)                                             4.60          2/01/2037              4,914
   10,000       Series 2007A (Kaiser Permanente)                         4.75          4/01/2033             10,004
   19,080    Suisun City Public Financing Auth. RB,
                Series 1998A                                             5.37(a)      10/01/2033              4,935
             Univ. of California RB,
    6,775       Series 2005G (INS)                                       4.75          5/15/2030              6,962
    5,000       Series 2005G (INS)                                       4.75          5/15/2031              5,132
   14,675    Vallejo Sanitation and Flood Control COP,
                Series 1993 (INS)                                        5.00          7/01/2019             16,032
             Washington Township Health Care District RB,
   11,000       Series 1993(b)                                           5.50          7/01/2018             11,010
    7,845       Series 1993                                              5.25          7/01/2023              7,850
    7,085       Series 1999                                              5.13          7/01/2023              7,243
    1,515    Watsonville Hospital RB, Series 1996A (ETM)                 6.20          7/01/2012              1,639
                                                                                                           --------
                                                                                                            690,015
                                                                                                           --------
             PUERTO RICO (2.5%)
    7,500    Commonwealth Public Improvement Bond,
                Series 2006A                                             5.25          7/01/2030              8,053
    4,525    Government Development Bank CP                              4.05          4/06/2007              4,525
    1,155    Government Development Bank CP                              4.10          5/10/2007              1,155

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 4,093    Government Development Bank CP                              4.05%         5/17/2007           $  4,093
                                                                                                           --------
                                                                                                             17,826
                                                                                                           --------
             Total Fixed-Rate Instruments (cost: $678,589)                                                  707,841
                                                                                                           --------

             PERIODIC AUCTION RESET BONDS (0.3%)

             CALIFORNIA (0.3%)
    2,050    Statewide Communities Development Auth.
                COP, SAVRS, Series 1998 (INS)
                (cost: $2,050)                                           4.14         12/01/2028              2,050
                                                                                                           --------
             VARIABLE-RATE DEMAND NOTES (1.2%)

             CALIFORNIA (1.2%)
    9,000    State GO, Series 2007, PUTTER,
                Series 1717 (LIQ)(e) (cost: $9,000)                      3.75         10/01/2014              9,000
                                                                                                           --------

             TOTAL INVESTMENTS (COST: $689,639)                                                            $718,891
                                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) At March 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (d) At March 31, 2007, the aggregate market value of securities purchased on a when-issued basis was $5,956,000.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $689,639)    $718,891
   Cash                                                                             583
   Receivables:
      Capital shares sold                                                           148
      Interest                                                                    8,779
      Securities sold                                                             5,056
                                                                               --------
         Total assets                                                           733,457
                                                                               --------
LIABILITIES
   Payables:
      Securities purchased                                                        5,960
      Capital shares redeemed                                                       522
      Dividends on capital shares                                                   770
   Accrued management fees                                                          193
   Accrued transfer agent's fees                                                      1
   Other accrued expenses and payables                                               50
                                                                               --------
         Total liabilities                                                        7,496
                                                                               --------
            Net assets applicable to capital shares outstanding                $725,961
                                                                               ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                             $695,699
   Accumulated net realized gain on investments                                   1,010
   Net unrealized appreciation of investments                                    29,252
                                                                               --------
            Net assets applicable to capital shares outstanding                $725,961
                                                                               ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                   65,768
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  11.04
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Interest income                                                      $34,150
                                                                        -------
EXPENSES
   Management fees                                                        2,176
   Administration and servicing fees                                      1,056
   Transfer agent's fees                                                    224
   Custody and accounting fees                                              116
   Postage                                                                   34
   Shareholder reporting fees                                                31
   Trustees' fees                                                             8
   Professional fees                                                         73
   Other                                                                     16
                                                                        -------
      Total expenses                                                      3,734
   Expenses paid indirectly                                                 (54)
                                                                        -------
      Net expenses                                                        3,680
                                                                        -------
NET INVESTMENT INCOME                                                    30,470
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      3,315
   Change in net unrealized appreciation/depreciation                     2,520
                                                                        -------
      Net realized and unrealized gain                                    5,835
                                                                        -------
   Increase in net assets resulting from operations                     $36,305
                                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND
YEARS ENDED MARCH 31,

                                                                2007         2006
                                                            ---------------------
FROM OPERATIONS
   Net investment income                                    $ 30,470     $ 29,468
   Net realized gain on investments                            3,315        8,513
   Change in net unrealized appreciation/depreciation
      of investments                                           2,520       (9,387)
                                                            ---------------------
      Increase in net assets resulting from operations        36,305       28,594
                                                            ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     (30,470)     (29,468)
   Net realized gains                                         (8,039)      (2,966)
                                                            ---------------------
      Distributions to shareholders                          (38,509)     (32,434)
                                                            ---------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  78,661       79,930
   Reinvested dividends                                       27,631       22,018
   Cost of shares redeemed                                   (72,882)     (72,524)
                                                            ---------------------
      Increase in net assets from capital share
         transactions                                         33,410       29,424
                                                            ---------------------
   Net increase in net assets                                 31,206       25,584

NET ASSETS
   Beginning of year                                         694,755      669,171
                                                            ---------------------
   End of year                                              $725,961     $694,755
                                                            =====================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 7,095        7,129
   Shares issued for dividends reinvested                      2,489        1,967
   Shares redeemed                                            (6,583)      (6,479)
                                                            ---------------------
      Increase in shares outstanding                           3,001        2,617
                                                            =====================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

                 fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

              and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $5,960,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $54,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 2.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

         distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2007, and 2006, was as follows:

                                                   2007           2006
                                               --------------------------
Tax-exempt income                              $30,470,000    $29,468,000
Net long-term capital gains                      8,039,000      2,966,000

         As of March 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                               $   770,000
Undistributed ordinary income*                                    217,000
Undistributed long-term capital gains                             816,000
Unrealized appreciation                                        29,229,000

       * Represents short-term realized capital gains, which are taxable as ordinary income.

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2007, were $209,528,000 and $212,516,000, respectively.

         As of March 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $689,662,000.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

         Gross unrealized appreciation and depreciation of investments as of March 31, 2007, for federal income tax purposes, were $29,642,000 and $413,000, respectively, resulting in net unrealized appreciation of $29,229,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the year ended March 31, 2007, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

              the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $2,176,000, which is net of a performance adjustment of $(23,000) that decreased the base management fee of 0.31% by less than 0.01%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,056,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2007, the

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

              Fund reimbursed the Manager $17,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $224,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                              NET REALIZED
                                                                   COST TO      LOSS TO
           SELLER                           PURCHASER             PURCHASER      SELLER
-----------------------------------------------------------------------------------------
USAA Tax Exempt Long-Term Fund      USAA California Bond Fund    $5,764,000     $(91,000)
USAA Virginia Bond Fund             USAA California Bond Fund     2,044,000      (45,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

              will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES"
              (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MARCH 31,
                                                 -------------------------------------------------------------------------
                                                     2007            2006             2005            2004            2003
                                                 -------------------------------------------------------------------------
Net asset value at beginning of period           $  11.07        $  11.12         $  11.31        $  11.25        $  10.73
                                                 -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .48             .48              .49             .49             .51
   Net realized and unrealized gain (loss)            .10            (.00)(a)         (.15)            .12             .52
                                                 -------------------------------------------------------------------------
Total from investment operations                      .58             .48              .34             .61            1.03
                                                 -------------------------------------------------------------------------
Less distributions:
   From net investment income                        (.48)           (.48)            (.49)           (.49)           (.51)
   From realized capital gains                       (.13)           (.05)            (.04)           (.06)              -
                                                 -------------------------------------------------------------------------
   Total distributions                               (.61)           (.53)            (.53)           (.55)           (.51)
                                                 -------------------------------------------------------------------------
Net asset value at end of period                 $  11.04        $  11.07         $  11.12        $  11.31        $  11.25
                                                 =========================================================================
Total return (%)*                                    5.31            4.34             3.07            5.54            9.74
Net assets at end of period (000)                $725,961        $694,755         $669,171        $674,807        $700,665
Ratio of expenses to average net
   assets (%)**(b)                                    .53             .56              .57             .58             .54
Ratio of net investment income to
   average net assets (%)**                          4.33            4.28             4.38            4.36            4.58
Portfolio turnover (%)                              30.61           36.98            13.61           20.71           25.61

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended March 31, 2007, average net assets were $704,410,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                     (.01%)          (.00%)(+)        (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2006, through March 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                      BEGINNING             ENDING           DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE      OCTOBER 1, 2006 -
                                    OCTOBER 1, 2006      MARCH 31, 2007      MARCH 31, 2007
                                    ---------------------------------------------------------
Actual                                $1,000.00            $1,020.30             $2.62

Hypothetical
   (5% return before expenses)         1,000.00             1,022.34              2.62

         *Expenses are equal to the Fund's annualized expense ratio of 0.52%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.03% for the six-month period of October 1, 2006, through March 31, 2007.

42

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the
         Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services
         (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born:  December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

 N O T E S
==========----------------------------------------------------------------------

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

48

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
(800) SEC-0330.

IMCO-2007-836                                           [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40860-0507                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2007 and 2006 were $240,010 and $209,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 03-31-2007     $     0            $    0       $ 4,027           $     0          $  4,027
FYE 03-31-2006     $46,660            $    0       $15,212           $ 1,888          $ 63,760
----------------------------------------------------------------------------------------------
TOTAL              $46,660            $    0       $19,239           $ 1,888          $ 67,787
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2007 and 2006 were $93,587 and $175,760, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.